6. OIL AND GAS PROPERTY INTERESTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment of oil and gas property	$ 7,831,570	$ 0	$ 0
Exploration cost	2,796,637
Oil and gas property	0	6,237,026	7,423,966
Stock issued for acquisition, value	$ 867,443	$ 0	$ 0
Pease River [Member]
Stock issued for acquisition, shares	3,997,431
Consideration transferred	$ 1,138,823
Stock issued for acquisition, value	867,433
Business acquisition, notes receivable	$ 271,380